Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class A
Trading Symbol	PFLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Putnam Floating Rate Income Fund returned 2.91%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.91	4.79	4.56
Class A (with sales charge)	3.96	5.87	5.65
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 292,993,716
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,808,460
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class C
Trading Symbol	PFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.73%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Putnam Floating Rate Income Fund returned 2.15%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.15	3.98	3.93
Class C (with sales charge)	3.98	5.86	5.65
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 292,993,716
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,808,460
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class R
Trading Symbol	PFLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R shares of Putnam Floating Rate Income Fund returned 2.66%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R	2.66	4.53	4.30
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 292,993,716
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,808,460
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	PFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Putnam Floating Rate Income Fund returned 3.10%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.10	5.10	4.87
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 292,993,716
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,808,460
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class Y
Trading Symbol	PFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class Y shares of Putnam Floating Rate Income Fund returned 3.04%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan Index, which returned 3.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the consumer products sector and overweight positioning and security selection within retail
↑	Overweight exposure to Viasat, a broadband and communications products and services provider

Top detractors from performance:
↓	Overweight positioning and security selection within the chemicals sector
↓	Overweight exposure to Vibrantz Technology, a specialty chemicals company
Use of derivatives and the impact on performance:
The Fund utilized credit default swap contracts to manage credit exposure, which contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class Y	3.04	5.03	4.81
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Morningstar LSTA U.S. Leveraged Loan Index	3.93	5.82	5.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 292,993,716
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,808,460
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$292,993,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	232
Total Management Fee Paid	$1,808,460
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.